Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies 1 [Abstract]
Schedule of Subsidiaries	A list of all current and former subsidiaries organized with respect to classification as of December 31, 2025, and the Group’s total voting percentage, based on outstanding voting common and preferred shares as of December 31, 2025, 2024 and 2023, is outlined below. All current subsidiaries are domiciled within the United States and conduct business activities solely within the United States.

1.	Material Accounting Policies continued

	Voting percentage at December 31, through the holdings in
	2025		2024		2023
Subsidiary	Common	Preferred	Common	Preferred	Common	Preferred
Subsidiary operating companies
Gallop Oncology, Inc. (Indirectly Held through PureTech LYT) [1,2]	100.0	—	100.0	—	N/A	N/A
Entrega, Inc. (indirectly held through Enlight)[2]	—	77.3	—	77.3	—	77.3
PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.)[2]	—	100.0	—	100.0	—	100.0
PureTech LYT 100, Inc.[2]	—	100.0	—	100.0	—	100.0
PureTech Management, Inc.[3]	100.0	—	100.0	—	100.0	—
PureTech Health LLC[3]	100.0	—	100.0	—	100.0	—
Deconsolidated former subsidiary operating companies
Sonde Health, Inc.[2,4,6]	—	40.2	—	40.2	—	40.2
Akili Interactive Labs, Inc.[2,5,6]	—	—	—	—	14.6	—
Gelesis, Inc. [2,8]	—	—	—	—	—	—
Seaport Therapeutics, Inc. 1, 2, [4,6]	0.8	42.1	0.8	42.1	N/A	N/A
SPTX, Inc. (held Indirectly through Seaport) 1, 2, [4,6]	0.8	42.1	0.8	42.1	N/A	N/A
Karuna Therapeutics, Inc.[2,5,6]	—	—	—	—	2.3	—
Vedanta Biosciences, Inc.[2,4,6]	0.2	4.8	—	46.9	—	47.0
Vedanta Biosciences Securities Corp. (indirectly held through Vedanta)[2,4,6]	0.2	4.8	—	46.9	—	47.0
Vor Biopharma Inc.[2,5,6]	—	—	2.1	—	3.9	—
Non-trading holding companies
Endra Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
Ensof Holdings, LLC (held indirectly through Enlight)[2,7]	—	—	—	—	86.0	—
PureTech Securities Corp.[2]	100.0	—	100.0	—	100.0	—
PureTech Securities II Corp.[2]	100.0	—	100.0	—	100.0	—
Inactive subsidiaries
Alivio Therapeutics, Inc.[2]	—	100.0	—	100.0	—	100.0
Appeering, Inc.[2,7]	—	—	—	—	—	100.0
Commense Inc.[2,7]	—	—	—	—	—	99.1
Enlight Biosciences, LLC[2]	86.0	—	86.0	—	86.0	—
Ensof Biosystems, Inc. (held indirectly through Enlight)[2,7]	—	—	—	—	57.7	28.3
Follica, LLC [2]	28.7	56.7	28.7	56.7	28.7	56.7
Knode Inc. (indirectly held through Enlight)[2,7]	—	—	—	—	—	86.0
Libra Biosciences, Inc.[2,7]	—	—	—	—	—	100.0
Mandara Sciences, LLC[2,7]	—	—	—	—	98.3	—
Tal Medical, LLC.[2,7]	—	—	—	—	—	100.0
1In January 2024, the Group launched two new Founded Entities (Seaport Therapeutics and Gallop Oncology) to advance certain programs from the Wholly-Owned programs segment.
2Registered address is Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801, USA.
3Registered address is 2711 Centerville Rd., Suite 400, Wilmington, DE 19808, USA.
4On October 18, 2024, the Group lost control over Seaport. On March 1, 2023, the Group lost control over Vedanta. On May 25, 2022, the Group lost control over Sonde. Seaport,
Vedanta and Sonde were deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by these entities through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). See Notes 8. Gain/(loss) on Deconsolidation of Subsidiary,  5. Investments Held at Fair Value
and  6. Investments in Associates for further details about the accounting for the investments in these entities subsequent to deconsolidation.
5The Group's investments in Akili and Karuna were disposed of in 2024. The Group's investments in Vor were disposed of in 2025.
6See Notes 5. Investments Held at Fair Value for additional discussion on the Group's investment held in these entities.
7Inactive subsidiary dissolved in November 2024.
8On October 30, 2023, Gelesis ceased operations and filed a voluntary petition for relief under the United States bankruptcy code.

Schedule of Estimated Useful Life of Assets	Depreciation is calculated using the straight-line method over the estimated useful life of the related asset:

Laboratory and manufacturing equipment	2-8 years
Furniture and fixtures	7 years
Computer equipment and software	1-5 years
Leasehold improvements	5-10 years, or the remaining term of the lease, if shorter